Notes Payable - Summary of Short-term and Long-term Debt Obligations (Detail) - USD ($)	Dec. 31, 2014	Feb. 10, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt Instrument unamortized discount		$ (996,024)
Total notes payable	$ 4,731,322		$ 5,200,599
Less current portion			5,200,599
Long-term portion	4,731,322
April 2014 Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount	4,731,322
Debt Instrument unamortized discount	(268,678)		0
2008 Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount			1,400,000
2013 Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount			4,115,842
Debt Instrument unamortized discount	$ 0		(874,158)
Other Debt
Debt Instrument [Line Items]
Debt Instrument unamortized discount			$ (315,243)